Related Party Transactions (Details) - Schedule of net outstanding balances with related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Net due to related parties	$ (391,151)	$ (158,198)
Lingyi Kong [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related party	(344,528)	(158,198)
Shengling Xiang [Member]
Related Party Transactions (Details) - Schedule of net outstanding balances with related parties [Line Items]
Due to related party	$ (46,623)